Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related party disclosures
Group contributions to defined contribution plans	$ 361	$ 347
Group contributions to defined benefit plans	$ 26	$ 28